Net Assets - Schedule of Distributable Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Company, Net Assets [Roll Forward]
Net distributable earnings (accumulated losses), beginning of period			$ (54,779)	$ 15,782	$ 15,782
Net investment income/(loss) after taxes	$ 50,574	$ 33,814	142,591	89,738	128,010	$ 72,929	$ 10,635
Accumulated net realized gain (loss)	5	18	127	556	537	1,895	2,154
Net unrealized appreciation (depreciation)	22,829	(24,390)	30,909	(61,869)	(80,005)	8,431	5,508
Dividends declared	(43,211)	$ (30,611)	(119,323)	(86,667)	(119,437)	(72,315)	(13,926)
Net distributable earnings (accumulated losses), end of period	(475)		(475)		(54,779)	15,782
Net distributable earnings (accumulated losses)
Investment Company, Net Assets [Roll Forward]
Net distributable earnings (accumulated losses), beginning of period			(54,779)	$ 15,782	15,782	4,702	(1,156)
Net investment income/(loss) after taxes			142,591		128,010	72,929	10,635
Accumulated net realized gain (loss)			127		537	1,895	2,154
Net unrealized appreciation (depreciation)			30,909		(80,005)	8,431	5,508
Dividends declared			(119,323)		(119,437)	(72,315)	(13,926)
Tax reclassification of stockholders' equity			0		334	140	1,487
Net distributable earnings (accumulated losses), end of period	$ (475)		$ (475)		$ (54,779)	$ 15,782	$ 4,702